Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our PC&C committee generally approves the target value of annual equity awards for our executive officers, including each of our NEOs (except for the CEO whose annual equity awards are approved by our board), at a pre-scheduled meeting in the first quarter of the fiscal year. In certain circumstances, including the hiring or promotion of an individual, or where the PC&C committee determines it is in the best interests of the company, the PC&C committee may approve the grant of equity awards at other times.
During fiscal 2024, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded, and no NEO was granted an equity award during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or an annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Award Timing Method
Our PC&C committee generally approves the target value of annual equity awards for our executive officers, including each of our NEOs (except for the CEO whose annual equity awards are approved by our board), at a pre-scheduled meeting in the first quarter of the fiscal year. In certain circumstances, including the hiring or promotion of an individual, or where the PC&C committee determines it is in the best interests of the company, the PC&C committee may approve the grant of equity awards at other times.
During fiscal 2024, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded, and no NEO was granted an equity award during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or an annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
During fiscal 2024, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded, and no NEO was granted an equity award during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or an annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false